MDP Low Volatility Fund
Schedule of Investments
October 31, 2022 (Unaudited)
1
EXCHANGE-TRADED FUNDS — 88.25% Shares Fair Value
SPDR S&P 500 ETF Trust 1,700 $ 656,557
Total Exchange-Traded Funds (Cost $704,113) 656,557
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
PUT OPTIONS PURCHASED — 3.41%
SPDR S&P 500 ETF Trust
(a)
16 $ 617,936 $ 384.00
January
2023 $ 25,352
Total Options Purchased (Cost
$26,175) 25,352
MONEY MARKET FUNDS - 2.97% Shares Fair Value
Federated Hermes Government Obligations Fund - Institutional
Class, 2.89%
(b)
22,131 22,131
Total Money Market Funds (Cost $22,131) 22,131
Total Investments — 94.63% (Cost $752,419) 704,040
Other Assets in Excess of Liabilities — 5.37% 39,940
NET ASSETS — 100.00% $ 743,980
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of October 31, 2022.
ETF - Exchange-Traded Fund
SPDR - Standard & Poor's Depositary Receipt

MDP Low Volatility Fund
Schedule of Open Written Options Contracts
October 31, 2022 (Unaudited)
2
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
WRITTEN CALL OPTIONS (1.01)%
SPDR S&P 500 ETF Trust
(a)
(16) $ 617,936 $ 410.00
December
2022 $ (7,528)
WRITTEN PUT OPTIONS (1.06)%
SPDR S&P 500 ETF Trust
(a)
(16) 617,936 359.00
December
2022 (7,848)
Total Written Options (Premiums Received
$16,093) $ (15,376)
(a) Non-income producing security.